Property and equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Land	₩ 2,043,119	₩ 2,101,176
Buildings	790,251	702,257
Other assets	532,459	588,454
Right-of-use assets	606,475	619,210
Total	3,972,304	4,011,097	₩ 4,046,164	₩ 4,046,164
Acquisition cost
Disclosure of detailed information about property, plant and equipment [line items]
Land	2,043,119	2,101,176
Buildings	1,307,424	1,165,468
Other assets	2,410,101	2,424,987
Right-of-use assets	1,378,027	1,208,728
Total	7,138,671	6,900,359
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(508,171)	(455,617)
Other assets	(1,877,642)	(1,836,533)
Right-of-use assets	(771,552)	(589,518)
Total	(3,157,365)	(2,881,668)
Accumulated Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Land	0	0
Buildings	(9,002)	(7,594)
Other assets	0	0
Right-of-use assets	0	0
Total	₩ (9,002)	₩ (7,594)